LOCKE LIDDELL & SAPP LLP	GOODWIN PROCTER LLP
2200 Ross Avenue, Suite 2200	Exchange Place
Dallas, Texas 75201	Boston, MA 02109
Facsimile: (214) 740-8800	Facsimile: (617) 523-1231

February 18, 2005

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

Re:	Summit Properties Partnership, L.P.
Schedule TO-I/A filed February 10, 2005
File No.: 5-53141

Ladies and Gentlemen:

     This letter is submitted on behalf of Summit Properties Partnership, L.P. (“Summit LP”) and Camden Property Trust (“Camden”) in response to the comments of the Staff of the Office of Mergers and Acquisitions (the “Staff”) as set forth in the Staff’s comment letter dated February 17, 2005 (the “Comment Letter”) concerning the above-referenced Schedule TO-I/A. The responses are numbered to correspond to the numbers of the Staff’s comment letter. Filed herewith is Post-Effective Amendment No. 1 to the Registration Statement on Form S-4 (File No. 333-120734) (the “S-4 Amendment”).

Item 7 of Schedule TO-I – Source and Amount of Funds or Other Consideration

1.	We have reviewed and considered the reply submitted in response to prior comment number three, and disagree that Summit LP has adequately explained to unit holders the source and amount of funds and securities offered in exchange for their existing units. The response to this item requirement incorporates by reference from sections of the Form S-4 that appear exclusively dedicated to disclosure with respect to the merger consideration. The disclosure should first be amended to distinguish between the tender offer and the merger. In addition, revise the disclosure to summarize for unit holder in Summit LP the specific sources and total amount of funds and non-cash consideration being used in the tender offer. Quantify the total amount funds and non-cash consideration that could be issued in the tender offer. See Item 1007(a) of Regulation M-A.

RESPONSE NO. 1:

In response to the Staff’s comment, disclosure as been added in the S-4 Amendment. Please see pages 16 and 66.

Summary – The Exchange Offer, page 10

2.	We have reviewed the reply provided in response to prior comment number six, and disagree with the analysis and conclusion. The disclosure improperly indicates that the tender offer is being made to each limited partner other than Summit. Excluding Summit from the tender offer contravenes Rule 13e-4(f)(8)(i). Please revise the Form S-4 here and in any corresponding locations to make clear, as discussed by telephone, that Summit will no longer be excluded from the offer.

RESPONSE NO. 2:

In response to the Staff’s comment, disclosure has been revised in the S-4 Amendment. Please see the cover page and page 10.

Background of the Transaction, page 44

3.	We have reviewed the reply provided in response to prior comment number 8. Revise the disclosure in the Form S-4 to make clear, if true, that Summit LP believes the exchange offer consideration was selected through arm’s length negotiations in reliance upon the factors identified in your response. Briefly itemize the factors upon which Summit LP relied in agreeing to and selecting the tender offer consideration. In addition, affirmatively state that no appraisal of Summit LP’s assets was undertaken from the purpose of valuing the limited partnership units separately from shares of Summit common stock.

RESPONSE NO. 3:

In response to the Staff’s comment, disclosure has been added in the S-4 Amendment. Please see pages 50 through 51.

Opinion of JP Morgan, page 56

4.	Please disclose the response received with respect to prior comment number nine in the Form S-4.

RESPONSE NO. 4:

In response to the Staff’s comment, disclosure has been added in the S-4 Amendment. Please see page 62.

Consequences of Failure to Properly Tender Existing Units in the Exchange Offer, page 71

5.	Revise to indicate that the new partnership agreement is the source of legal authority governing the automatic conversion of existing partnership units for new units.

RESPONSE NO. 5:

In response to the Staff’s comment, disclosure has been added in the S-4 Amendment. Please see the cover page and pages 3, 4, 11, 13, 44, 68, 71 and 72.

6.	We have reviewed the reply provided in response to prior comment number 12, and disagree with the analysis and conclusion. As the response in reply to prior comment number 11 indicates, the new partnership agreement, by its terms, operates to require the automatic conversion of existing partnership units into new units following expiration of the tender offer. The solicitation of consents in favor of the new partnership agreement may therefore constitute an arrangement to purchase the existing partnership units outside of the tender offer in contravention of Rule 14e-5. Revise the disclosure in the Form S-4 to indicate the solicitation of consents in favor of the new partnership agreement may not comply with Rule 14e-5. Alternatively, please submit a request for no-action relief with the Division of Market Regulation.

RESPONSE NO. 6:

In response to the Staff’s comment, a request for no-action relief will be submitted to the Division of Market Regulation.

7.	Revise to disclose the originally anticipated legal termination date of the partnership as described in the original partnership agreement.

RESPONSE NO. 7:

In response to the Staff’s comment, disclosure has been added to the S-4 Amendment. Please see page 72.

Capitalization, page 83

8.	To the extent the number of shares sought in the tender offer is increased to reflect the number of shares outstanding, please revise the cover page of Schedule TO in order to recalculate the new filing fee owed. Alternatively, revise to affirmatively indicate, if true, that Summit will not be tendering their shares into the tender offer and Summit LP, in reliance upon such representation, will not be changing the overall amount of units sought.

RESPONSE NO. 8:

Summit will not be tendering its units into the exchange offer and, therefore, there is no change to the overall amount of units sought. In response to the Staff’s comment, disclosure relating thereto has been added to the S-4 Amendment. Please see page 84.

     If you have any questions, please do not hesitate to contact Toni Weinstein of Locke Liddell & Sapp LLP, who represents Camden, at (214) 740-8580 or Suzanne D. Lecaroz of Goodwin Procter LLP, who represents Summit and Summit LP, at (617) 570-1306.

Very truly yours,

/s/ Toni Weinstein	/s/ Suzanne D. Lecaroz
Toni Weinstein	Suzanne D. Lecaroz